Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	$ 982	$ 829
Additions	527	145
Reductions	(1,001)	(5)
Foreign currency translation	123	13
Carrying amount at the end of the year	630	982
of which: unsecured loans	621	971
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	139	124
Fees received for services provided to associates and joint ventures	128	1
Liabilities to associates and joint ventures	91	101
Commitments and contingent liabilities to associates and joint ventures	9	1,598
UBS AG
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	982	829
Additions	527	145
Reductions	(1,001)	(5)
Foreign currency translation	123	13
Carrying amount at the end of the year	630	982
of which: unsecured loans	621	971
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	139	124
Fees received for services provided to associates and joint ventures	128	1
Liabilities to associates and joint ventures	91	101
Commitments and contingent liabilities to associates and joint ventures	$ 9	$ 1,598